Fair value of financial instruments - Fair value and carrying value information (Details) - EUR (€) € in Millions	Sep. 30, 2018	Mar. 31, 2018
Fair value of financial instruments
Financial assets at fair value	€ 17,710	€ 9,100
Financial liabilities at fair value	2,798	2,383
Fair value
Fair value of financial instruments
Financial assets at fair value	38,539	29,724
Financial liabilities at fair value	38,539	29,724
Carrying value
Fair value of financial instruments
Financial assets at carrying value	39,677	30,473
Financial liabilities at carrying value	€ 39,677	€ 30,473